Equity Equity, Narrative (Details) - USD ($) $ / shares in Units, $ in Millions					3 Months Ended					9 Months Ended
		Nov. 14, 2017	Oct. 30, 2017	Oct. 18, 2017	Sep. 30, 2017		Jun. 30, 2017 [1]	Mar. 31, 2017 [1]	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Feb. 27, 2017
Distribution Made to Limited Partner, Distributions Declared, Per Unit					$ 0.9852	[1],[2]	$ 0.9710	$ 0.9400	$ 0.9100
Distribution Made to Limited Partner, Distribution Date					Nov. 14, 2017	[1],[2]	Aug. 14, 2017	May 15, 2017	Feb. 14, 2017
(Gain) loss attributable to Predecessors	[3]									$ (15)	$ 21
General partner units issued (units)					2,202,880				2,100,900	2,202,880		101,980
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest										2.00%
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage										33.00%
Common units issued (units)					108,075,130				102,981,495	108,075,130		5,000,000
Shares Issued, Price Per Share												$ 56.19
Proceeds from issuance of units, net of issuance costs										$ 287
Public common units
Limited Partners' Capital Account, Units Outstanding					74,020,088					74,020,088
Andeavor common units
Limited Partners' Capital Account, Units Outstanding					34,055,042					34,055,042
Common
(Gain) loss attributable to Predecessors										$ 0
Proceeds from issuance of units, net of issuance costs										281
General Partner
(Gain) loss attributable to Predecessors										0
Proceeds from issuance of units, net of issuance costs										$ 6
Subsequent Event
Distribution Made to Limited Partner, Declaration Date				Oct. 18, 2017
WNRL Merger | Subsequent Event
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage			59.00%
WNRL Merger | Subsequent Event | Public common units
Limited Partners' Capital Account, Units Outstanding			89,203,084
Common units issued (units)			15,182,996
WNRL Merger | Subsequent Event | Andeavor common units
Limited Partners' Capital Account, Units Outstanding			126,908,584
Common units issued (units)			14,853,542
IDR/GP Transaction | Subsequent Event
Common units issued (units)			78,000,000
Western Refining Logistics
Distribution Made to Limited Partner, Distributions Declared, Per Unit	[4],[5]				$ 0.4675
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage										52.00%
Western Refining Logistics | Public common units
Limited Partners' Capital Account, Units Outstanding					29,013,944					29,013,944
Western Refining Logistics | Andeavor common units
Limited Partners' Capital Account, Units Outstanding					32,018,847					32,018,847
Western Refining Logistics | Subsequent Event
Distribution Made to Limited Partner, Declaration Date				Jul. 25, 2017
Distribution Made to Limited Partner, Distribution Date		Aug. 18, 2017

[1]	This distribution is net of $12.5 million waived by TLGP on either IDRs or common units for each of the three months ended September 30, 2017, June 30, 2017, and March 31, 2017.
[2]	This distribution was declared on October 18, 2017 and will be paid on the date of distribution.
[3]	Adjusted to include the historical results of the Predecessors. See Note 1 for further discussion.
[4]	Adjusted to include the historical results of the Predecessors. See Note 1 for further discussion.
[5]	Total general partner earnings and limited partner earnings on common units for the nine months ended September 30, 2017 differ from the amounts recognized in equity as of September 30, 2017. The table above reconciles general and limited earnings calculated using the ownership structure in place after the WNRL Merger and IDR/GP Transaction to amounts recorded to equity as of September 30, 2017 by showing the earnings that were allocated to the general partner’s capital account based on the ownership structure in place for three months ended September 30, 2017.